Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2024
SPDR SP 500 ESG ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P 500® ESG ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P 500 ESG ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that provides exposure to securities that meet certain sustainability criteria (criteria related to environmental, social and governance (“ESG”) factors) while maintaining similar overall industry group weights as the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking to track the performance of the S&P 500 ESG Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non-diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.The Index is designed to measure the performance of securities meeting certain sustainability criteria (criteria related to ESG factors), while maintaining similar overall industry group weights as the S&P 500 Index. Securities eligible for inclusion in the Index comprise all constituents of the S&P 500 Index except for:•Companies that meet any of the following Business Involvement Exclusions, based on revenue levels as determined by S&P Global, Inc. (an affiliate of the Index Provider (defined below)):•Companies that derive any amount of revenue from manufacturing tobacco products, 5% or greater of their revenue from supplying products and services essential for the tobacco industry, or 5% or greater of their revenue from the distribution and/or retail sale of tobacco products;•“Controversial Weapons Companies,” defined as companies that derive any amount of revenue from (i) manufacturing components intended solely for use in the production of and are essential for the functioning of anti-personnel mines, biological and chemical weapons, blinding laser weapons, cluster munitions, depleted uranium, incendiary weapons and nuclear weapons (collectively, “Controversial Weapons”), or (ii) products and/or services related to the sale, supply and transfer of Controversial Weapons;•Companies that derive 5% or greater of their revenue from the extraction and/or production of fossil fuels from oil/tar sands;•Companies that (i) derive any amount of revenue from the manufacturing of small arms weapons for civilian or non-civilian use, or key components of assault weapons; or (ii) derive 5% or greater of their revenue from the retail or distribution of small arms weapons for civilian customers;•Companies that derive 10% or greater of their revenue from (i) manufacturing, assembling, selling and transporting weapons, equipment, structures, and vehicles, or providing vehicle and equipment maintenance services and logistics and operations support, specifically for the purposes of warfare, or (ii) manufacturing and selling military weapon-related products; or•Companies that derive 5% or greater of their revenue from (i) owning and/or operating coal mines that engage in thermal coal mining or (ii) electricity generation using coal powered plants.•Companies that hold 25% or greater ownership stakes (as determined by S&P Global, Inc.) in:•Companies that derive any amount of revenue from manufacturing tobacco products;•Controversial Weapons Companies; or•Companies that derive any amount of revenue from the manufacturing of small arms weapons for civilian and non-civilian use, or key components of assault weapons.•Companies that are classified by Sustainalytics to be non-compliant with the United Nations Global Compact (“UNGC”) principles (“Non-Compliant UNGC Companies”). Non-Compliant UNGC Companies are (i) companies found to have been responsible for egregious and severe violations of commonly accepted international norms related to human rights, labor rights, the environment and business ethics, or (ii) companies deemed to facilitate third parties in human rights violations due to their involvement in certain weapons with disproportional and/or non-discriminatory impact on citizens and society;•Companies that have an S&P Global ESG Score that falls within the worst 25% of scores from each Global Industry Classification Standard (GICS) industry group in the underlying universe of companies eligible for inclusion in the Index (the “Investment Universe”); or•Companies that do not have (i) coverage for determining tobacco-, controversial weapons-, oil sands-, small arms-, military weapons- and thermal coal-related involvement or compliance with UNGC principles; or (ii) an S&P Global ESG Score.S&P Global ESG Scores are assigned by S&P Global, Inc. using its Corporate Sustainability Assessment, which is an annual evaluation of a company, based on ESG factors that S&P Global, Inc. determines are financially material to the company, relative to its industry peer companies.After implementing the exclusion criteria described above, the remaining companies are then ranked based on their S&P Global ESG Score. For each GICS industry group, companies are selected for inclusion in the Index primarily in decreasing order of S&P Global ESG Score until approximately 75% of the float adjusted market capitalization of the industry group is reached.The Index is float-adjusted market capitalization weighted. A company's float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares. The Index is reconstituted and rebalanced annually on the last business day in April based on information as of the last trading date in March. In addition, companies will be removed from the Index (i) on the last business day of July, October and January, if found to meet a Business Involvement Exclusion as of the last business day of the previous month, or (ii) on the third Friday of March, June, September and December if found to be a Non-Compliant UNGC Company as of the last business day of the previous month. In addition, between Index rebalances, Index constituents may be removed from the Index for their involvement in economic crime and corruption, fraud, illegal commercial practices, human rights abuses, labor disputes, workplace safety catastrophic accidents, environmental disasters, and certain other activities associated with environmental, social and governance risks. Any companies removed from the Index on account of such activities are not eligible for inclusion in the Index until one full calendar year from the next rebalancing of the Index. As of August 31, 2024, a significant portion of the Fund comprised companies in the technology sector, although this may change from time to time. As of July 31, 2024, the Index comprised of 320 stocks.The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and of a relevant broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.ssga.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and of a relevant broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-787-2257
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.ssga.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	ReturnsQuarter/YearHighest Quarterly Return12.85%Q4 2021Lowest Quarterly Return-16.14%Q2 2022Year-to-Date21.89%9/30/2024
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
SPDR SP 500 ESG ETF | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk: To the extent the Fund becomes “non-diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become non-diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities).
SPDR SP 500 ESG ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.
SPDR SP 500 ESG ETF | Risk Not Insured [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SPDR SP 500 ESG ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
SPDR SP 500 ESG ETF | Equity Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
SPDR SP 500 ESG ETF | ESG Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Investing Risk: The Index's incorporation of ESG considerations in its methodology may cause the Fund to make different investments than funds that do not incorporate such considerations in their strategy or investment processes. Under certain economic conditions, this could cause the Fund's investment performance to be worse than funds that do not incorporate such considerations. The Index's incorporation of ESG considerations may affect the Fund's exposure to certain sectors and/or types of investments, and may adversely impact the Fund's performance depending on whether such sectors or investments are in or out of favor in the market. The Index methodology incorporates data and scores provided by third parties, which may be unavailable or limited for certain issuers and/or only take into account one or a few of many ESG related components of portfolio companies. In instances where data or scores are unavailable or limited, (i) the Index may include, and the Fund may therefore hold, securities of companies that otherwise would not be included or held if data or scores were available or more complete, or (ii) the Index, and therefore the Fund, may exclude securities of companies that otherwise would have been included or held if data or scores were available or more complete. In addition, ESG information and scores across third party data providers, indexes and other funds may differ and/or be incomparable. To the extent circumstances evolve in between reconstitutions, the Index may include, and the Fund may therefore hold for a period of time, securities of companies that do not align with the Fund's ESG-related objectives and/or criteria.
SPDR SP 500 ESG ETF | Large Capitalization Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
SPDR SP 500 ESG ETF | Fluctuation of Net Asset Value Share Premiums and Discounts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
SPDR SP 500 ESG ETF | Futures Contract Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Futures Contract Risk: A futures contract is a standardized agreement that calls for the purchase or sale of a specific asset at a specific price at a specific future time, or cash settlement of the terms of the contract. Transactions in futures contracts can create investment leverage and may have significant volatility. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract. In the event no such market exists, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the futures contract. There is also a risk of imperfect correlation between movements in the prices of the futures contract and movements in the price of the underlying assets. The counterparty to a futures contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations.
SPDR SP 500 ESG ETF | Indexing Strategy Index Tracking Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. To the extent circumstances evolve in between reconstitutions, the Index may include, and the Fund may therefore hold for a period of time, securities of companies that do not align with the Index's objective and/or criteria. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to track the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
SPDR SP 500 ESG ETF | Technology Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Technology Sector Risk: Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
SPDR SP 500 ESG ETF | Unconstrained Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
SPDR SP 500 ESG ETF | SPDR SP 500 ESG ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.10%
Year 1	rr_ExpenseExampleYear01	$ 10
Year 3	rr_ExpenseExampleYear03	32
Year 5	rr_ExpenseExampleYear05	56
Year 10	rr_ExpenseExampleYear10	$ 128
2021	rr_AnnualReturn2021	31.58%
2022	rr_AnnualReturn2022	(17.75%)
2023	rr_AnnualReturn2023	27.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.14%)
OneYear	rr_AverageAnnualReturnYear01	27.85%
SinceInception	rr_AverageAnnualReturnSinceInception	14.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2020
SPDR SP 500 ESG ETF | Return After Taxes on Distributions | SPDR SP 500 ESG ETF
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	27.39%
SinceInception	rr_AverageAnnualReturnSinceInception	14.37%
SPDR SP 500 ESG ETF | Return After Taxes on Distributions and Sale of Fund Shares | SPDR SP 500 ESG ETF
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	16.76%
SinceInception	rr_AverageAnnualReturnSinceInception	11.61%
SPDR SP 500 ESG ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	26.29%
SinceInception	rr_AverageAnnualReturnSinceInception	13.73%
SPDR SP 500 ESG ETF | S&P 500 ESG Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	27.99%
SinceInception	rr_AverageAnnualReturnSinceInception	14.95%